Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 342,603,764.50
Previously Paid Amount	0.00
Total Fee Amount	47,313.58
Total Offset Amount	34,517.11
Net Fee	$ 12,796.47